Cash generated by operating activities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash generated by operating activities
Cash flow from operations	R 46,527	R 57,162	R 56,587
Decrease/(increase) in working capital	1,276	(4,841)	8,050
Cash generated by operating activities	R 47,803	R 52,321	R 64,637